Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2020
Capital Requirements and Regulatory Adjustments Over Transitional Period
The capital requirements and regulatory adjustments are being phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2019	March 2020	March 2021	March 2022	March 2023
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%	8.0%
Phase out of recognition of capital instruments that no longer qualify as capital	30.0%	20.0%	10.0%	0.0%	0.0%
Capital conservation buffer	2.5%	2.5%	2.5%	2.5%	2.5%
Countercyclical capital buffer (1)	0.05%	0.01%	0.01%	0.01%	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	1.0%	1.0%	1.0%	1.0%	1.0%
Minimum Leverage Ratio	3.0%	3.0%	3.0%	3.0%	3.5	% (3)

Notes:
(1)	Figures assume that the countercyclical capital buffer will continue to be 0.01% after March 2020.

(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.

(3)	This figure includes a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.

Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency
Capital adequacy ratios and leverage
ratios
of MHFG, MHBK, and MHTB as of March 31, 2019 and 2020 calculated in accordance
with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2019		2020
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (Note)	4,661	8.05	4,978	8.01
Actual	7,390	12.76	7,245	11.65
Tier 1 capital:
Required (Note)	5,529	9.55	5,910	9.51
Actual	9,232	15.94	9,024	14.52
Total risk-based capital:
Required (Note)	6,687	11.55	7,152	11.51
Actual	10,918	18.85	10,722	17.25
Leverage Ratio:
Required	6,257	3.00	6,629	3.00
Actual	9,232	4.42	9,024	4.08
MHBK:
Common Equity Tier 1 capital:
Required	2,388	4.50	2,567	4.50
Actual	6,690	12.60	6,501	11.39
Tier 1 capital:
Required	3,184	6.00	3,422	6.00
Actual	8,527	16.06	8,275	14.50
Total risk-based capital:
Required	4,246	8.00	4,563	8.00
Actual	10,098	19.02	9,865	17.29
Leverage Ratio:
Required	5,758	3.00	6,160	3.00
Actual	8,527	4.44	8,275	4.02
MHTB:
Common Equity Tier 1 capital:
Required	95	4.50	93	4.50
Actual	500	23.67	489	23.64
Tier 1 capital:
Required	127	6.00	124	6.00
Actual	501	23.70	489	23.66
Total risk-based capital:
Required	169	8.00	165	8.00
Actual	505	23.87	491	23.74
Leverage Ratio:
Required	229	3.00	216	3.00
Actual	501	6.55	489	6.79
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,272	4.50	2,403	4.50
Actual	6,363	12.60	6,130	11.47
Tier 1 capital:
Required	3,029	6.00	3,204	6.00
Actual	8,199	16.23	7,905	14.80

	2019		2020
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Total risk-based capital:
Required	4,039	8.00	4,272	8.00
Actual	9,757	19.32	9,482	17.75
Leverage Ratio:
Required	5,517	3.00	5,884	3.00
Actual	8,199	4.45	7,905	4.03
MHTB:
Common Equity Tier 1 capital:
Required	94	4.50	93	4.50
Actual	494	23.58	475	23.10
Tier 1 capital:
Required	126	6.00	123	6.00
Actual	494	23.58	475	23.10
Total risk-based capital:
Required	168	8.00	165	8.00
Actual	498	23.75	477	23.18
Leverage Ratio:
Required	227	3.00	214	3.00
Actual	494	6.53	475	6.66

Note:
The required ratios disclosed above, at March 31, 2019 and 2020, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.05% and 0.01%, respectively, and the additional loss absorbency requirements for
G-SIBs
and
D-SIBs
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.